Capital Structure and Financial Matters - Capital transactions (Details)									1 Months Ended				12 Months Ended
	Oct. 20, 2022 DKK (kr) shares	Oct. 20, 2022 DKK (kr) $ / shares	Oct. 13, 2022 shares	Oct. 03, 2022 USD ($)	Nov. 09, 2021 USD ($) $ / shares shares	Nov. 05, 2021 shares	Feb. 05, 2021 USD ($) $ / shares shares	Aug. 10, 2020 kr / shares shares	Nov. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 DKK (kr) kr / shares	Oct. 31, 2022 DKK (kr)	Aug. 31, 2022 kr / shares	Dec. 31, 2021 kr / shares	Nov. 30, 2021 DKK (kr)	Nov. 19, 2021	Nov. 09, 2021 DKK (kr)	Feb. 28, 2021 DKK (kr)	Feb. 05, 2021 DKK (kr) kr / shares	Jan. 04, 2021 kr / shares	Dec. 31, 2019 USD ($)
Disclosure of classes of share capital [line items]
Payments for share issue costs | $													$ 3,760,000	$ 128,000
Registered, issued, and outstanding share capital													3,755,000		$ 3,886,000	kr 24,139,413						kr 23,141,524	kr 19,198,668
Share capital | $													$ 32,437,000	$ 7,038,000	$ 8,303,000											$ 9,362,000
Follow-on public offering
Disclosure of classes of share capital [line items]
Number of ordinary shares per ADS																				1
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Shares sold (in shares)											269,136	745,380
Weighted average share price | $ / shares											$ 8.89	$ 8.89
Proceeds from issue of shares | $											$ 2,400,000	$ 6,600,000
Increase in authorized number of shares								745,380
Additional increase in authorized number of shares								1,800,000
Nominal value per share | kr / shares								kr 1								kr 1		kr 1	kr 1					kr 1	kr 1
Additional number of ordinary share warrants allowed to issue								1,298,196
Payments for share issue costs | $											$ 144,022
Registered, issued, and outstanding share capital | kr	kr 24,092,330	kr 24,092,330															kr 24,139,413					kr 23,141,524		kr 19,198,668
Ordinary Shares [Member] | IPO
Disclosure of classes of share capital [line items]
Nominal value per share | kr / shares																								kr 1
ADS
Disclosure of classes of share capital [line items]
Shares sold (in shares)	114,402		114,402
Weighted average share price | $ / shares		kr 2.76
Proceeds from issue of shares | $				$ 300,000
ADS | IPO
Disclosure of classes of share capital [line items]
Shares sold (in shares)							3,000,000			3,000,000
Weighted average share price | $ / shares							$ 10.00			$ 10.00
Proceeds from issue of shares | $							$ 25,300,000			$ 25,300,000
Number of ordinary shares per ADS																							1	1
ADS | Follow-on public offering
Disclosure of classes of share capital [line items]
Shares sold (in shares)					3,942,856				3,942,856
Weighted average share price | $ / shares					$ 7.00				$ 7.00
Proceeds from issue of shares | $					$ 24,900,000				$ 24,900,000
Number of ordinary shares per ADS																					1	1
Registered, issued, and outstanding share capital | kr																				kr 23,141,524
ADS | Underwriters option to purchase shares
Disclosure of classes of share capital [line items]
Shares sold (in shares)					514,285	514,285